Unaudited Condensed Statements of Changes in Stockholders’ Deficit (Parentheticals) - shares		10 Months Ended
	Apr. 08, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Sales of private placement units through the exercise		103,734
Sale of private placement units	75,000	571,859